Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		208 Months Ended	211 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (929,462)	$ (1,645,772)	$ (6,424,539)	$ (7,164,311)	$ (44,363,260)	$ (45,292,722)
Depreciation and amortization	20,388	24,176	98,005	102,971	303,116	323,505
Stock-based compensation	53,000	351,408	1,662,170	1,491,072	14,278,901	14,331,901
Stock options and warrants modification expense		148,127	210,373		260,373	260,373
Impairment of assets				878,276	4,570,007	4,570,007
Gain on disposal of assets					(794)	(794)
Amortization of debt discounts	156,405	103,067	571,639	1,428,978	2,432,857	2,589,262
Interest expense incurred on issuance of convertible debt	75,167		200,404	182,733	596,878	672,045
Loss (gain) on extinguishment of debt		6,250	34,202	(13,202)	173,914	173,914
Gain on change in fair value of derivative liabilities	(236,031)	(72,896)	(304,994)	(131,397)	(259,018)	(495,049)
Changes in operating assets and liabilities:
Inventory		5,624	43,227	(321,791)	(278,564)	(278,564)
Prepaid expenses and other current assets		1,728	1,927	275,009	(2,932)	(2,932)
Accounts payable and accrued liabilities	762,177	828,791	2,987,163	1,546,960	5,700,094	6,462,271
Accounts payable and accrued liabilities - related parties	(6,846)	73,768	45,950	(13,987)	119,907	113,061
Unearned revenue	(5,048)		73,495		73,495	68,447
Payable for indemnification		7,929	28,278	64,347	1,833,674	1,833,674
Net cash used in operating activities	(110,249)	(180,300)	(772,700)	(1,674,342)	(14,561,352)	(14,671,601)
Cash flows from investing activities:
Purchase of property and equipment					(992,907)	(992,907)
Proceeds from sale of fixed assets					794	794
Payments for license and patents	(7,637)	(5,982)	(38,368)	(39,224)	(199,906)	(207,543)
Investment in Ives Health Company and The Health Club					(261,997)	(261,997)
Net cash used in investing activities	(7,637)	(5,982)	(38,368)	(39,224)	(1,454,016)	(1,461,653)
Cash flows from financing activities:
Capital contribution					802,154	802,154
Proceeds from issuance of common stock through cash exercise of stock options and warrants	20,000	85,000	127,000	258,275	3,539,412	3,559,412
Proceeds from issuance of notes for cash	98,000	102,500	762,602	1,450,501	3,738,603	3,836,603
Proceeds from loans from shareholders					15,707	15,707
Repayment of loans from shareholders					(8,005)	(8,005)
Repayment of notes			(77,656)		(234,981)	(234,981)
Proceeds for issuance of common stock for cash				12,500	8,163,410	8,163,410
Net cash provided by financing activities	118,000	187,500	811,946	1,708,776	16,016,300	16,134,300
Net change in cash	114	1,218	878	(4,790)	932	1,046
Cash at beginning of period	932	54	54	4,844
Cash at end of period	1,046	1,272	932	54	932	1,046
Supplemental disclosure of cash flow information:
Interest paid	0	0	11,480	0	11,480	0
Taxes paid	0	0	0	0	0	0
Non-cash investing and financing activities:
Common stock issued for conversion of debt	63,000	102,840	617,473	2,318,772	5,304,888	5,367,888
Shares issued for indemnification agreement				140,560	457,590	457,590
Debt discount on convertible notes	58,405	71,271	568,879	584,871	2,974,301	3,032,706
Common stock issued for investment					358,762	358,762
Preferred stock forfeited					500	500
Payable recorded for purchase of equipment					289,009	289,009
Cancellation of shares			267		267	267
Shares pledged for TCA agreement			9,375		9,375	9,375
Ives Merger [Member]
Non-cash investing and financing activities:
Common stock issued in connection with Merger					300	300
Clear Image Shareholders under Short Form Merger [Member]
Non-cash investing and financing activities:
Common stock issued for acquisition of Clear Image					$ 3,093,948	$ 3,093,948